INCOME TAXES - Schedule of Statutory Federal Income Tax Rate Reconciliation (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. federal statutory income tax rate			21.00%	21.00%	21.00%
Income tax benefit at U.S. federal statutory rate			$ (74,911,000)	$ (27,223,000)	$ (68,691,000)
Partnership loss (income) not deductible for tax			38,637,000	(2,676,000)	65,115,000
Tax impact of foreign operations			(30,500,000)	29,870,000	(22,413,000)
Permanent differences			(1,623,000)	(4,432,000)	1,163,000
Nondeductible meals and entertainment			836,000	1,866,000	1,840,000
Equity method investments			2,006,000	(3,985,000)	2,731,000
Global intangible low tax income			470	2,107	1,428
Capital loss carryforward			(5,554,000)
Worthless stock deduction					(8,773,000)
Investment in partnership			34,314,000		27,376,000
UK hybrid restriction			28,016,000	5,249,000	25,555,000
Withholding tax			21,415,000	25,465,000	27,382,000
Foreign tax credit, net of expiration			33,914,000	(7,263,000)	2,004,000
Valuation allowance			(34,513,000)	(18,725,000)	16,826,000
Unrecognized tax benefits			(203,000)	6,961,000	4,658,000
U.S. state and local taxes at partnership level			(3,882,000)	(3,587,000)	11,194,000
Other			85,000	(256,000)	840,000
Total provision for income taxes	$ 5,085,000	$ 48,604,000	$ 8,507,000	$ 3,371,000	$ 88,235,000